LONG TERM LOAN	6 Months Ended
Jun. 30, 2025
Long Term Loan
LONG TERM LOAN

NOTE 9 – LONG TERM LOAN

During the year ended December 31, 2020, the Company secured a term loan with a principal amount of $182,542 (NIS 500,000) from an Israeli bank. The loan bears interest at a variable rate of prime + 1.50% per annum and matures on September 18, 2025. The loan is subject to 48 monthly payments commencing October 18, 2021. $9,127 (NIS 25,000) was deposited in the bank as security for the loan.

During the period ended June 30, 2025, the Company secured two term loans with principal amounts of $40,528 (NIS 100,000) and $40,528 (NIS 100,000) from an Israeli bank. The loans bear interest at a variable rate of prime + 2.56% per annum and mature on May 20,2027 and April 20,2028. The loans are subject to 24 and 36 monthly payments commencing June 20, 2025 and May 20, 2025.

The activities of the long term loans during the six-month ended June 30, 2025 are as follows:

	June 30, 2025	December 31, 2024
Balance, opening	$40,769	$85,107
Repayments	(30,184)	(47,818)
Addition	81,056	-
Interest expense, accrued	1,774	4,848
Translation difference	(1,676)	(1,368)
Balance, ending	91,739	40,769

Less:
Long term loan – current portion	46,316	40,769
Long term loan	$45,423	$-

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2025

(Expressed in Canadian dollars)

(Unaudited)

NOTE 9 – LONG TERM LOAN (continued)

The undiscounted repayments for each of the next three years and in the aggregate are:

Year ended	Amount
December 31, 2025	29,929
December 31, 2026	33,488
December 31, 2027	23,290
December 31, 2028	5,032
$91,739